T. ROWE PRICE Global Technology Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.8%
FINANCIAL SERVICES 4.9%
Other Financial Services 2.4%
Coinbase Global, Class A (1) 275,572 73,060
NU Holdings, Class A (1) 2,790,121 33,286
106,346
Payments 2.5%
Adyen (EUR) (1) 43,359 73,239
Stripe, Class B, Acquisition Date: 5/18/21, Cost $5,832 (1)(2)(3) 145,338 3,779
Wise, Class A (GBP) (1) 2,781,661 32,516
109,534
Total Financial Services 215,880
HARDWARE 11.9%
Consumer Electronics 10.0%
Apple  2,604,139 446,558
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250 (1)(2)
(3) 2,456,552 982
447,540
Enterprise Hardware 1.9%
Cognex  713,037 30,247
Keyence (JPY)  123,700 56,825
87,072
Total Hardware 534,612
HEALTH CARE 0.0%
Health Care Services 0.0%
Capsule, Acquisition Date: 4/7/21, Cost $3,034 (1)(2)(3) 209,351 295
Total Health Care 295
INDUSTRIALS 1.5%
Automobile Manufacturers 0.6%
Tesla (1) 145,614 25,597
25,597
Transportation Technology Services 0.9%
Uber Technologies (1) 534,763 41,171
41,171
Total Industrials 66,768
INTERNET 6.7%
China Internet Media/Advertising 0.5%
Tencent Holdings (HKD)  572,100 22,283
22,283

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
China Internet Retail 0.5%
PDD Holdings, ADR (1) 201,716 23,449
23,449
China Internet Services 0.4%
Kanzhun, ADR  1,010,942 17,722
17,722
Rest Of World Internet Retail 0.7%
MercadoLibre (1) 20,074 30,351
30,351
U.S. Internet Media/Advertising 0.6%
Meta Platforms, Class A  52,351 25,421
25,421
U.S. Internet Retail 1.8%
Amazon.com (1) 457,426 82,510
82,510
U.S. Internet Services 2.2%
Canva, Acquisition Date: 11/24/20 - 12/22/21, Cost $85,406 (1)
(2)(3) 58,704 62,617
DoorDash, Class A (1) 257,648 35,484
98,101
Total Internet 299,837
IT SERVICES 1.1%
IT Services 1.1%
Amadeus IT Group (EUR)  373,754 23,994
Globant (1) 124,175 25,071
Total IT Services 49,065
MEDIA & ENTERTAINMENT 1.7%
Direct-to-Consumer Subscription Services 0.9%
Netflix (1) 61,418 37,301
Patreon, Class B, Acquisition Date: 8/19/21 - 10/14/21,
Cost $8,991 (1)(2)(3) 160,478 2,507
39,808
Video Gaming 0.8%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $35,169 (1)(2)(3) 55,593 33,534
33,534
Total Media & Entertainment 73,342
SEMICONDUCTORS 42.0%
Analog Semiconductors 1.4%
Analog Devices  247,172 48,888

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Silergy (TWD)  1,399,000 14,338
63,226
Foundry 5.5%
Taiwan Semiconductor Manufacturing (TWD)  10,035,300 244,270
244,270
Memory 3.5%
Samsung Electronics (KRW)  1,828,434 111,913
SK Hynix (KRW)  342,250 46,523
158,436
Microcontrollers 0.1%
Astera Labs (1)(4) 54,599 4,051
4,051
Processors 21.0%
Advanced Micro Devices (1) 1,157,819 208,975
Lattice Semiconductor (1) 297,083 23,241
NVIDIA  779,602 704,417
936,633
Semiconductor Capital Equipment 10.5%
ASM International (EUR)  100,604 61,610
ASML Holding (EUR)  181,545 176,001
BE Semiconductor Industries (EUR)  355,598 54,470
Disco (JPY)  66,800 25,236
Entegris  579,154 81,394
Lam Research  73,349 71,264
469,975
Total Semiconductors 1,876,591
SOFTWARE 27.6%
Back-Office Applications Software 3.6%
Gusto, Acquisition Date: 10/4/21, Cost $4,568 (1)(2)(3) 158,669 2,440
SAP (EUR)  474,352 92,366
Workday, Class A (1) 245,108 66,853
161,659
Collaboration and Productivity Software 2.4%
Atlassian, Class A (1) 178,549 34,837
Evernote Chinese Cash Escrow, EC (3) 54,708 52
Evernote Equity Holder Expense Fund, EC (3) 2,015 2
ServiceNow (1) 93,127 71,000
105,891
Design Software 4.2%
Autodesk (1) 221,003 57,553
Cadence Design Systems (1) 156,207 48,624
Glodon, A Shares (CNH)  4,639,931 7,522

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Synopsys (1) 127,793 73,034
186,733
Front-Office Applications Software 2.2%
Adobe (1) 131,767 66,490
HubSpot (1) 48,581 30,439
96,929
Industry-Specific Software 1.3%
ServiceTitan, Acquisition Date: 5/4/21, Cost $3,386 (1)(2)(3) 33,857 2,469
Shopify, Class A (1) 711,654 54,918
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,204 (1)(2)(3) 142,720 2,793
60,180
Infrastructure and Developer Tool Software 13.2%
Confluent, Class A (1) 659,671 20,133
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $7,954 (1)(2)(3) 496,860 36,519
Datadog, Class A (1) 232,640 28,754
Microsoft  1,133,280 476,794
MongoDB (1) 72,502 26,002
588,202
Security Software 0.7%
Zscaler (1) 157,775 30,392
30,392
Total Software 1,229,986
TELECOM EQUIPMENT 0.4%
Wireline Equipment 0.4%
Ciena (1) 393,300 19,449
Total Telecom Equipment 19,449
Total Common Stocks (Cost $2,561,717) 4,365,825
CONVERTIBLE PREFERRED STOCKS 2.2%
FINANCIAL SERVICES 0.2%
Other Financial Services 0.2%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $14,577 (1)(2)
(3) 882,194 8,557
Total Financial Services 8,557
HEALTH CARE 0.0%
Health Care Services 0.0%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,034 (1)(2)
(3) 209,351 295
Total Health Care 295

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS 0.1%
Transportation Technology Services 0.1%
Nuro, Series D, Acquisition Date: 10/29/21, Cost $4,552 (1)(2)(3) 218,364 893
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,375 (1)(2)(3) 85,888 5,299
Total Industrials 6,192
INTERNET 0.7%
China Internet Media/Advertising 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $5,238 (1)(2)
(3) 106,272 25,374
25,374
U.S. Internet Services 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $5,323 (1)(2)(3) 3,123 3,331
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $1,316 (1)(2)(3) 772 824
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $153 (1)(2)(3) 90 96
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(2)(3) 2 2
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,197 (1)(2)(3) 427,147 2,717
6,970
Total Internet 32,344
MEDIA & ENTERTAINMENT 0.1%
Direct-to-Consumer Subscription Services 0.1%
Patreon, Series D, Acquisition Date: 7/14/21 - 10/21/21,
Cost $23,806 (1)(2)(3) 425,114 6,640
Total Media & Entertainment 6,640
SOFTWARE 1.1%
Back-Office Applications Software 0.1%
Gusto, Series E, Acquisition Date: 7/13/21, Cost $6,225 (1)(2)(3) 204,816 3,150
3,150
Collaboration and Productivity Software 0.1%
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $19,390 (1)
(2)(3) 103,534 4,976
4,976
Industry-Specific Software 0.3%
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $5,223 (1)
(2)(3) 48,666 3,548
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $377 (1)
(2)(3) 3,171 231
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $721 (1)(2)(3) 32,120 629

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $72 (1)(2)(3) 3,190 63
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $78 (1)(2)(3) 3,490 68
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $9,129 (1)(2)(3) 406,590 7,957
12,496
Infrastructure and Developer Tool Software 0.6%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $164 (1)(2)(3) 2,784 204
Databricks, Series H, Acquisition Date: 8/31/21, Cost $12,844 (1)
(2)(3) 174,786 12,847
Databricks, Series I, Acquisition Date: 9/14/23, Cost $5,303 (1)(2)
(3) 72,147 5,303
DataRobot, Series F, Acquisition Date: 10/27/20, Cost $15,838 (1)
(2)(3) 1,205,132 5,893
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $12,075 (1)
(2)(3) 441,318 2,158
26,405
Total Software 47,027
Total Convertible Preferred Stocks (Cost $158,013) 101,055
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 5.37% (5)(6) 47,012 47
Total Short-Term Investments (Cost $47) 47
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.39% (5)(6) 3,673,273 3,673
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 3,673
Total Securities Lending Collateral (Cost $3,673) 3,673
Total Investments in Securities 100.1%
(Cost $2,723,450) $ 4,470,600
Other Assets Less Liabilities (0.1)% (5,800)
Net Assets 100.0% $ 4,464,800

T. ROWE PRICE Global Technology Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$248,990 and represents 5.6% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at March 31, 2024.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.37% — — 207
Totals $ —# $ — $ 207+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ —  ¤  ¤ $ 3,673
T. Rowe Price Treasury Reserve
Fund, 5.37% 2,853  ¤  ¤ 47
Total $ 3,720^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $207 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,720.

T. ROWE PRICE Global Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Global Technology Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Global Technology Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,174,730 $ 1,043,106 $ 147,989 $ 4,365,825
Convertible Preferred Stocks — — 101,055 101,055
Short-Term Investments 47 — — 47
Securities Lending Collateral 3,673 — — 3,673
Total $ 3,178,450 $ 1,043,106 $ 249,044 $ 4,470,600

T. ROWE PRICE Global Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2024, totaled $(4,919,000) for the period ended
March 31, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/23
Gain (Loss)
During
Period Total Sales
Ending
Balance
3/31/24
Investment in Securities
Common Stocks $ 139,651 $ 8,338 $ — $ 147,989
Convertible Preferred Stocks 118,021 (6,130) (10,836) 101,055
Total $ 257,672 $ 2,208 $ (10,836) $ 249,044
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$147,989 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% 5% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.7x
– 9.5x
5.9x Increase
Sales growth
rate
15%
– 55%
18% Increase

T. ROWE PRICE Global Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
4.7x
–11.6x
8.7x Increase
Gross profit
growth rate
18%
- 25%
19% Increase
Projected
enterprise
value to sales
multiple
1.1x
- 1.3x
1.2x Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
Probability
for potential
outcome
20%
- 80%
50% Increase
Discount
to public
company
multiples
31%
- 52%
42% Decrease
Discount rate
for cost of
capital
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$101,055 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#

T. ROWE PRICE Global Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
1.7x
- 11.9x
5.1x Increase
Sales growth
rate
12%
- 55%
23% Increase
Enterprise
value to gross
profit multiple
7.9x
- 18.3x
10.6x Increase
Gross profit
growth rate
16%
- 31%
23% Increase
Projected
enterprise
value to sales
multiple
1.1x
- 4.3x
3.5x Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
Projected
enterprise
value to EBIT
multiple
9.1x
- 12.9x
11.0x Increase
EBIT growth
rate
24% 24% Increase
Enterprise
value to
gross written
premiums
multiple
1.3x
- 1.6x
1.5x Increase
Gross written
premiums
growth rate
20% 20% Increase
Probability
for potential
outcome
20%
- 80%
50% Increase

T. ROWE PRICE Global Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
to public
company
multiples
31%
- 52%
42% Decrease
Discount rate
for cost of
capital
15%
- 30%
29% Decrease
Discount for
uncertainty
80%
- 100%
85% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Technology Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F132-054Q1 03/24